Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 936	$ 2,874	$ 3,271
—Foreign	41,667	33,452	35,112
Provision for income tax current, total	42,603	36,326	38,383
Deferred—The Netherlands	317	0	0
—Foreign	(41,608)	(68,086)	(22,767)
Provision for income tax deferred, total	(41,291)	(68,086)	(22,767)
Total provision for income taxes	$ 1,312	$ (31,760)	$ 15,616